UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07939

Merrimac Funds
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio Mail Code LEG 13, 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7763

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending September 30, 2007 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”). At September 30, 2007, the Fund owned approximately less than 0.01% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

		Yield to		Par
		Maturity	Maturity	Value	Value

Commercial Paper — 11.8%
BNP Paribas Finance Inc.		5.63	10/09/07	50,000,000	49,937,778
Chariot Funding LLC		5.35	10/01/07	40,122,000	40,122,000
Fortis Banque Lux		5.66	10/05/07	50,000,000	49,968,666
Societe Generale North America		4.84	10/01/07	30,000,000	30,000,000
UBS Finance		4.68	10/01/07	50,000,000	50,000,000
					220,028,444

Variable Rate Notes * — 4.4%
Goldman Sachs Group Inc., Promissory Note	†	5.35	10/25/07	30,000,000	30,000,000
	†	5.56	11/16/07	10,000,000	10,000,000
HBOS Treasury Services PLC		5.79	10/09/07	10,000,000	10,000,000
HSBC Finance Corporation		5.40	10/04/07	18,000,000	18,000,108
Royal Bank of Canada		5.87	10/10/07	14,000,000	14,000,000
					82,000,108

U.S. Government Agency Fixed Rate Obligations — 72.0%
Federal Farm Credit Bank		4.59	10/03/07	200,000,000	199,949,111
		4.40	10/04/07	125,000,000	124,954,167
Federal Home Loan Bank		4.50	10/03/07	150,000,000	149,962,500
		4.59	10/04/07	128,500,000	128,450,956
		4.51 - 4.70	10/05/07	327,895,000	327,726,692
		4.58	10/09/07	42,808,000	42,764,526
		4.63	10/10/07	37,900,000	37,856,216
		4.56	10/11/07	311,740,000	311,345,995
		4.63	10/12/07	12,800,000	12,781,931
Federal Home Loan Mortgage Corporation		4.62	10/10/07	10,000,000	9,988,475
					1,345,780,569

Time Deposits — 8.0%
Branch Banking & Trust		3.50	10/01/07	50,000,000	50,000,000
Citibank Nassau		4.00	10/01/07	50,000,000	50,000,000
Regions Bank		4.00	10/01/07	50,000,000	50,000,000
					150,000,000

Asset Backed Securities — 0.0%
CIT Equipment Collateral 2006-VT2 A1		5.34	11/20/07	553,576	553,576

Repurchase Agreements — 3.8%
Goldman Sachs Repurchase Agreement, dated 09/28/07, with a maturity value of $70,429,803, collateralized by U.S. Goverment Agency Obligations with rates ranging from 5.43% to 6.02% and maturities ranging from 08/15/25 to 05/25/36, with an aggregate market value of $71,808,000.		5.08	10/01/07	70,400,000	70,400,000

Total Investments, at Amortized Cost — 100.0%					1,868,762,697

Other assets and liabilities, net — 0.0%					486,164

Net Assets — 100.0%					$1,869,248,861

1

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Cash Portfolio

Notes to the Schedule of Investments

September 30, 2007 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”) is a separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By /s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:  November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:  November 8, 2007

By /s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date:   November 8, 2007